Quarterly Holdings Report
for
Fidelity® Value Fund
July 31, 2022
VAL-NPRT3-0922
1.804828.118
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.5%
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	244,500	20,022
Media - 2.3%
Advantage Solutions, Inc. Class A (a)	3,814,122	16,935
DISH Network Corp. Class A (a)(b)	715,670	12,431
Interpublic Group of Companies, Inc.	1,378,025	41,162
Liberty Broadband Corp. Class A (a)	163,878	17,687
News Corp. Class A	1,054,595	18,076
Nexstar Broadcasting Group, Inc. Class A	216,978	40,872
Scholastic Corp.	492,991	23,205
Thryv Holdings, Inc. (a)	1,345,400	32,747
		203,115
TOTAL COMMUNICATION SERVICES		223,137
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.2%
Adient PLC (a)	1,471,700	49,714
Autoliv, Inc.	489,513	42,098
Cie Automotive SA	559,680	14,632
		106,444
Automobiles - 0.5%
Harley-Davidson, Inc.	1,122,707	42,450
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	1,878,928	75,345
Frontdoor, Inc. (a)	1,584,163	42,408
		117,753
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	1,236,085	41,285
Brinker International, Inc. (a)	956,775	26,551
Caesars Entertainment, Inc. (a)	1,343,568	61,388
Hilton Grand Vacations, Inc. (a)	612,392	24,967
Hyatt Hotels Corp. Class A (a)	320,764	26,543
Light & Wonder, Inc. Class A (a)	524,655	26,726
Red Rock Resorts, Inc.	261,486	10,284
		217,744
Household Durables - 1.7%
KB Home	1,078,970	35,218
Mohawk Industries, Inc. (a)	356,606	45,817
Newell Brands, Inc.	1,210,778	24,470
Tempur Sealy International, Inc.	1,675,100	46,032
		151,537
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	1,053,131	51,214
Leisure Products - 0.5%
Mattel, Inc. (a)	2,109,138	48,932
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	408,672	67,578
Franchise Group, Inc.	1,165,362	38,375
Nordstrom, Inc. (b)	1,576,951	37,074
		143,027
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	496,479	21,363
American Eagle Outfitters, Inc. (b)	3,452,596	41,569
Bath & Body Works, Inc.	1,317,859	46,837
Camping World Holdings, Inc. (b)	797,709	21,570
Gap, Inc.	2,476,137	23,820
Lithia Motors, Inc. Class A (sub. vtg.)	154,159	40,895
Rent-A-Center, Inc.	1,534,224	36,100
Sally Beauty Holdings, Inc. (a)	2,386,646	30,501
Signet Jewelers Ltd. (b)	530,344	32,330
Victoria's Secret & Co. (a)	1,697,212	62,729
Williams-Sonoma, Inc. (b)	272,627	39,373
		397,087
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	1,240,366	60,381
TOTAL CONSUMER DISCRETIONARY		1,336,569
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Primo Water Corp.	2,409,000	31,847
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	893,544	23,992
U.S. Foods Holding Corp. (a)	2,135,251	67,260
		91,252
Food Products - 0.7%
Darling Ingredients, Inc. (a)	928,489	64,326
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	364,313	25,334
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	1,334,300	32,570
TOTAL CONSUMER STAPLES		245,329
ENERGY - 11.2%
Energy Equipment & Services - 1.9%
Halliburton Co.	1,215,483	35,614
Liberty Oilfield Services, Inc. Class A (a)	2,819,160	40,032
Technip Energies NV	1,507,960	17,770
TechnipFMC PLC (a)	6,088,973	49,260
Tenaris SA	2,147,000	30,045
		172,721
Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp. (a)	3,724,648	147,645
APA Corp.	282,000	10,482
Canadian Natural Resources Ltd.	1,062,370	58,662
Cenovus Energy, Inc. (Canada)	4,006,216	76,336
Denbury, Inc. (a)	881,068	63,358
Devon Energy Corp.	310,901	19,540
Diamondback Energy, Inc.	85,636	10,963
Energy Transfer LP	3,650,316	41,285
EQT Corp.	325,242	14,320
Genesis Energy LP	3,899,795	38,959
Hess Corp.	937,877	105,483
HF Sinclair Corp.	1,043,899	49,919
Imperial Oil Ltd.	825,110	39,543
Kosmos Energy Ltd. (a)	6,379,093	40,443
Targa Resources Corp.	523,869	36,205
The Williams Companies, Inc.	522,333	17,806
Tourmaline Oil Corp.	732,900	45,918
Valero Energy Corp.	162,812	18,035
		834,902
TOTAL ENERGY		1,007,623
FINANCIALS - 12.7%
Banks - 3.4%
Bank of Kyoto Ltd.	363,800	15,478
East West Bancorp, Inc.	892,100	64,035
First Citizens Bancshares, Inc.	54,231	41,036
First Citizens Bancshares, Inc. Class B	5,400	3,591
M&T Bank Corp.	449,643	79,789
PacWest Bancorp	825,502	23,139
Signature Bank	306,896	56,951
Wintrust Financial Corp.	239,975	20,647
		304,666
Capital Markets - 2.2%
Ameriprise Financial, Inc.	198,119	53,476
BlackRock, Inc. Class A	40,304	26,971
Lazard Ltd. Class A	856,400	32,261
LPL Financial	310,466	65,173
Petershill Partners PLC (c)	6,743,400	19,216
		197,097
Consumer Finance - 1.1%
OneMain Holdings, Inc.	1,237,081	46,019
SLM Corp.	3,520,181	54,915
		100,934
Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	1,374,831	78,503
ECN Capital Corp.	3,142,903	14,677
Equitable Holdings, Inc.	1,388,725	39,481
		132,661
Insurance - 3.1%
AMBAC Financial Group, Inc. (a)	2,040,459	24,016
American Financial Group, Inc.	275,693	36,855
Arch Capital Group Ltd. (a)	817,311	36,289
Assurant, Inc.	269,192	47,319
First American Financial Corp.	437,108	25,352
Reinsurance Group of America, Inc.	327,149	37,877
The Travelers Companies, Inc.	443,000	70,304
		278,012
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. (a)	1,134,917	47,394
Essent Group Ltd.	832,700	34,774
Walker & Dunlop, Inc.	405,380	45,662
		127,830
TOTAL FINANCIALS		1,141,200
HEALTH CARE - 6.1%
Biotechnology - 0.6%
Biogen, Inc. (a)	29,399	6,323
Horizon Therapeutics PLC (a)	75,831	6,292
United Therapeutics Corp. (a)	191,993	44,364
		56,979
Health Care Equipment & Supplies - 0.4%
STERIS PLC (b)	51,193	11,552
Teleflex, Inc.	34,620	8,325
The Cooper Companies, Inc.	33,635	10,999
Zimmer Biomet Holdings, Inc.	40,931	4,518
		35,394
Health Care Providers & Services - 3.6%
AdaptHealth Corp. (a)(d)	2,471,748	54,650
AmerisourceBergen Corp.	79,732	11,635
Centene Corp. (a)	644,405	59,910
Cigna Corp.	219,810	60,527
HCA Holdings, Inc.	32,632	6,932
Laboratory Corp. of America Holdings	231,503	60,698
Molina Healthcare, Inc. (a)	32,160	10,539
Tenet Healthcare Corp. (a)	825,415	54,576
		319,467
Health Care Technology - 0.0%
Evolent Health, Inc. (a)	123,266	4,190
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	61,827	8,291
Avantor, Inc. (a)	139,420	4,046
Bio-Rad Laboratories, Inc. Class A (a)	18,562	10,455
Charles River Laboratories International, Inc. (a)	12,800	3,207
IQVIA Holdings, Inc. (a)	27,084	6,507
PerkinElmer, Inc. (b)	69,231	10,604
		43,110
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	75,393	8,527
Jazz Pharmaceuticals PLC (a)	428,417	66,859
Royalty Pharma PLC	287,987	12,525
		87,911
TOTAL HEALTH CARE		547,051
INDUSTRIALS - 18.0%
Aerospace & Defense - 0.0%
Curtiss-Wright Corp.	11,783	1,690
Air Freight & Logistics - 0.7%
FedEx Corp.	252,700	58,902
Building Products - 1.7%
Builders FirstSource, Inc. (a)	1,010,135	68,689
Jeld-Wen Holding, Inc. (a)	3,152,053	56,044
UFP Industries, Inc.	270,929	24,982
		149,715
Commercial Services & Supplies - 1.4%
CoreCivic, Inc. (a)	1,504,945	16,208
HNI Corp. (b)	837,058	29,565
The Brink's Co.	1,104,011	62,862
The GEO Group, Inc. (a)	2,189,117	14,361
		122,996
Construction & Engineering - 3.4%
AECOM	36,323	2,615
API Group Corp. (a)	2,980,417	52,783
Fluor Corp. (a)	2,938,364	74,664
Granite Construction, Inc.	1,850,369	55,326
MDU Resources Group, Inc.	1,064,468	30,412
Valmont Industries, Inc.	111,077	30,155
Willscot Mobile Mini Holdings (a)	1,534,510	59,247
		305,202
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)(b)	2,653,581	44,713
GrafTech International Ltd.	2,341,621	18,030
Regal Rexnord Corp.	517,157	69,454
Sensata Technologies, Inc. PLC	575,185	25,578
Vertiv Holdings Co.	3,026,500	34,563
		192,338
Machinery - 3.8%
Allison Transmission Holdings, Inc.	1,580,111	66,159
Crane Holdings Co.	551,490	54,559
Flowserve Corp.	1,750,609	59,241
Kennametal, Inc.	1,933,487	51,914
Oshkosh Corp.	395,225	34,029
Stanley Black & Decker, Inc.	306,300	29,812
Timken Co.	736,853	48,175
		343,889
Marine - 0.1%
Genco Shipping & Trading Ltd.	205,444	3,961
Kirby Corp. (a)	24,853	1,577
Star Bulk Carriers Corp.	720	19
		5,557
Professional Services - 0.8%
CACI International, Inc. Class A (a)	72,800	22,007
Manpower, Inc.	699,785	54,870
		76,877
Road & Rail - 1.5%
Ryder System, Inc.	479,946	37,589
TFI International, Inc. (Canada)	353,400	35,297
XPO Logistics, Inc. (a)	1,118,300	66,807
		139,693
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. (a)	1,084,500	65,092
Custom Truck One Source, Inc. Class A (a)	3,963,347	24,533
Fortress Transportation & Infrastructure Investors LLC	1,204,031	27,681
GMS, Inc. (a)	581,999	30,887
Herc Holdings, Inc.	369,635	45,842
MRC Global, Inc. (a)	1,896,652	22,039
NOW, Inc. (a)	655,855	7,254
		223,328
TOTAL INDUSTRIALS		1,620,187
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	370,535	33,519
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	3,957,412	66,485
Vontier Corp.	1,497,610	38,638
		105,123
IT Services - 3.0%
Concentrix Corp.	308,400	41,252
Cyxtera Technologies, Inc. Class A (a)	2,893,686	35,274
Fidelity National Information Services, Inc.	537,900	54,952
SS&C Technologies Holdings, Inc.	1,151,388	68,128
Unisys Corp. (a)	3,357,100	46,059
Verra Mobility Corp. (a)	1,375,946	22,689
		268,354
Software - 0.8%
NCR Corp. (a)	1,584,046	51,402
NortonLifeLock, Inc.	1,010,523	24,788
		76,190
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	344,206	27,530
Xerox Holdings Corp. (b)	943,557	16,163
		43,693
TOTAL INFORMATION TECHNOLOGY		526,879
MATERIALS - 11.8%
Chemicals - 5.3%
Axalta Coating Systems Ltd. (a)(b)	1,984,993	50,062
Cabot Corp.	417,087	30,973
Celanese Corp. Class A	478,625	56,243
Corteva, Inc.	592,223	34,082
Eastman Chemical Co.	540,818	51,881
Huntsman Corp.	528,080	15,293
Methanex Corp. (b)	1,068,800	39,759
Olin Corp.	967,192	50,555
The Chemours Co. LLC	1,274,234	45,350
Trinseo PLC	920,626	32,931
Tronox Holdings PLC	2,279,411	35,582
Westlake Corp. (b)	345,500	33,631
		476,342
Construction Materials - 1.4%
Eagle Materials, Inc.	297,600	37,632
GCC S.A.B. de CV	3,157,300	19,513
Martin Marietta Materials, Inc.	69,749	24,557
Summit Materials, Inc. (a)	1,698,369	46,722
		128,424
Containers & Packaging - 1.7%
Berry Global Group, Inc. (a)	1,067,246	61,527
Crown Holdings, Inc.	466,978	47,482
O-I Glass, Inc. (a)	2,722,784	40,052
		149,061
Metals & Mining - 3.2%
Alcoa Corp.	574,932	29,258
ArcelorMittal SA Class A unit GDR	1,082,103	26,609
Arconic Corp. (a)	1,840,407	55,599
ATI, Inc. (a)(b)	1,054,299	26,242
Carpenter Technology Corp.	602,891	19,377
Constellium NV (a)	3,866,168	56,562
First Quantum Minerals Ltd.	949,107	17,343
Freeport-McMoRan, Inc.	1,220,050	38,493
Steel Dynamics, Inc.	285,711	22,251
		291,734
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	291,420	18,543
TOTAL MATERIALS		1,064,104
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Crown Castle International Corp.	197,300	35,644
CubeSmart	2,286,837	104,897
Duke Realty Corp.	721,100	45,112
Equinix, Inc.	49,900	35,117
Equity Lifestyle Properties, Inc.	553,622	40,702
Lamar Advertising Co. Class A	84,600	8,550
Ventas, Inc.	1,456,586	78,335
Welltower, Inc.	685,700	59,203
		407,560
Real Estate Management & Development - 2.2%
Anywhere Real Estate, Inc. (a)	3,592,198	35,671
Cushman & Wakefield PLC (a)	4,076,666	68,488
Jones Lang LaSalle, Inc. (a)	334,950	63,865
WeWork, Inc. (a)(b)	6,683,947	31,882
		199,906
TOTAL REAL ESTATE		607,466
UTILITIES - 6.3%
Electric Utilities - 4.2%
Constellation Energy Corp.	745,208	49,258
Edison International	1,548,661	104,953
Entergy Corp.	785,998	90,492
FirstEnergy Corp.	1,563,917	64,277
PG&E Corp. (a)	6,703,300	72,798
		381,778
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	4,023,885	89,411
Vistra Corp.	1,568,583	40,548
		129,959
Multi-Utilities - 0.6%
Sempra Energy	343,833	57,008
TOTAL UTILITIES		568,745
TOTAL COMMON STOCKS (Cost $7,602,584)		8,888,290

U.S. Treasury Obligations - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 1.02% to 2.35% 8/18/22 to 10/20/22 (f) (Cost $4,248)	4,260	4,247

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (g)	100,010,976	100,031
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	166,313,279	166,330
TOTAL MONEY MARKET FUNDS (Cost $266,361)		266,361

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $7,873,193)	9,158,898
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(155,172)
NET ASSETS - 100.0%	9,003,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	248	Sep 2022	62,357	2,970	2,970

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,216,000 or 0.2% of net assets.

(d)	Affiliated company
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,535,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	44,445	2,311,851	2,256,265	296	-	-	100,031	0.2%
Fidelity Securities Lending Cash Central Fund 2.01%	192,078	1,178,681	1,204,429	1,274	-	-	166,330	0.5%
Total	236,523	3,490,532	3,460,694	1,570	-	-	266,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AdaptHealth Corp.	-	62,078	21,420	-	(1,550)	15,542	54,650
Total	-	62,078	21,420	-	(1,550)	15,542	54,650

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.